Schedule of deferred tax balance (Details) - SGD ($)	Jun. 30, 2025	Jul. 01, 2024	Jun. 30, 2024	Jul. 01, 2023	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Property, plant and equipment	$ 20,155	$ 1,265	$ 1,265	$ 1,901	$ 1,901
Right of use assets	267,240
Inventories	19,170
Trade receivables	5,940	(78,270)	(78,270)	(29,466)	(29,466)
Other payable	5,900
Lease liabilities	(247,770)
Others	5,300
Net deferred tax (assets) liabilities	75,935	$ (77,005)	(77,005)	$ (27,565)	$ (27,565)
Recognized in profit loss [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment			(636)
Right of use assets
Inventories
Trade receivables	29,130		(48,804)
Other payable
Lease liabilities
Others
Net deferred tax (assets) liabilities	29,130		$ (49,440)
Acquired in business combinations [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	18,890
Right of use assets	267,240
Inventories	19,170
Trade receivables	55,080
Other payable	5,900
Lease liabilities	(247,770)
Others	5,300
Net deferred tax (assets) liabilities	$ 123,810